Total
Institutional Class Prospectus | MATTHEWS CHINA DIVIDEND FUND
MATTHEWS CHINA DIVIDEND FUND
Investment Objective
Total return with an emphasis on providing current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus MATTHEWS CHINA DIVIDEND FUND Institutional Class Shares USD ($)
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus MATTHEWS CHINA DIVIDEND FUND Institutional Class Shares
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.35%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses	1.01%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One year:	Three years:	Five years:	Ten years:
Institutional Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares | USD ($)	103	322	558	1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China. The Fund may also invest in convertible debt and equity securities of any maturity and quality, including those that are unrated, or would be below investment grade if rated, of companies located in China. China also includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the net asset value of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, under normal circumstances, the Fund primarily invests in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of small or medium size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Public Health Emergency Risks: Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Dividend-Paying Securities Risk: The Fund will invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with China, Hong Kong and Taiwan:

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and/or Taiwan impractical or impossible.

Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility Risk: The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Convertible Securities Risk: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade (referred to as “junk bonds”) if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities. These securities are also subject to greater liquidity risk than many other types of securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q1 2019 16.27% Worst Quarter Q3 2011 -18.92%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2019
Average Annual Returns - Institutional Class Prospectus - MATTHEWS CHINA DIVIDEND FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares		15.16%	10.71%	8.87%	Oct. 29, 2010
After Taxes on Distributions | Institutional Class Shares	[1]	14.70%	8.80%	7.34%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	[1]	9.33%	8.01%	6.71%
MSCI China Index (reflects no deduction for fees, expenses or taxes)		23.66%	7.69%	5.19%	Oct. 29, 2010
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.